Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of Lease Liabilities

The transactions affecting the lease liabilities during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Balance at January 1	$22,471	$33,452
Interest expense	1,081	3,754
Payments	(6,282)	(4,321)
Derecognized - discontinued operations (note 6)	—	(7,549)
Lease modification and other remeasurements	(15,974)	(2,588)
Effect of foreign exchange differences	191	(277)
Balance at December 31	$1,487	$22,471
Less current portion of lease liabilities	(735)	(7,194)
Long-term portion of lease liabilities	$752	$15,277